Events after reporting date	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after reporting date	41. Events after reporting date
There were no events that could have a material impact on the financial results of the Group after 31 December 2024 up to the date on which the consolidated financial statements for the year ended 31 December 2024 were authorised for issue, other than those disclosed below.
41.1 Franco-Nevada stream
On 19 December 2024 Sibanye-Stillwater entered into a US$500 million streaming agreement with Franco-Nevada in exchange for the sale of gold and platinum streams with reference to its Marikana, Kroondal, and Rustenburg operations (the Stream). As at 31 December 2024 there were certain conditions precedent outstanding for the transaction to become effective, which were closed by the end of February
2025 and the US$500 million cash was received on 28 February 2025.
Under the Stream, Sibanye-Stillwater received US$500 million upfront cash payment in exchange for the future delivery of gold ounces (oz)
equal to 1.1% of 4E PGM oz contained in concentrate produced until delivery of 87,500 oz of gold, then 0.75% of 4E PGM oz contained in concentrate produced until the delivery of 237,000 oz of gold. After the delivery of 237,000 oz of gold, 80% of the gold contained in the concentrate for the remaining life of mine will be delivered. Platinum oz equal to 1.0% of platinum contained in concentrate produced will be delivered up to 48,000 oz of platinum, then 2.1% of platinum contained in concentrate produced until a total delivery of 294,000 oz of platinum, whereafter the platinum stream will end.
Sibanye-Stillwater will receive a production payment equal to 5% per ounce of the spot gold price on the date of each gold delivery until the delivery of 237,000 oz of gold, which will increase to 10% of the spot gold price thereafter. A production payment equal to 5% of the spot platinum price on the date of each platinum delivery will also be paid by Franco-Nevada until the end of the platinum stream. The production payment may change depending on certain scenarios. Sibanye-Stillwater may elect to substitute platinum deliveries with gold ounces and vice versa.
The Stream will be accounted for under IFRS 15 Revenue from Contracts with Customers, similar to the Wheaton stream.
41.2 Kroondal merger
On 31 January 2025, the Group entered into an amalgamation transaction, whereby the assets of Kroondal Operations Proprietary Limited
(Kroondal) were transferred to Sibanye Rustenburg Platinum Mines Proprietary Limited (SRPM) in exchange for SRPM assuming the liabilities of Kroondal.
Since 26% of SRPM is held by broad-based black economic empowerment (B-BBEE) parties through a special purpose vehicle under the
Rustenburg B-BBEE structure, the transfer of Kroondal’s net assets to SRPM resulted in a value increase for the relevant B-BBEE parties. In order to fund the additional value attributable to the B-BBEE parties, Sibanye Platinum Proprietary Limited, being the holding company of
SRPM, subscribed for new class B preference shares in the  special purpose vehicle at a nominal subscription price of R100. Until the payment of a capped preference dividend of R350 million, the lesser of 85% of any dividends paid by SRPM and R175 million will be paid as preference dividends by the special purpose vehicle, whereafter the preference shares will be fully redeemed. The capped preference dividend of R350 million increases annually based on an agreed rate.
Other than the change to the B-BBEE structure described above, the amalgamation transaction will not impact the consolidated carrying values of the assets and liabilities held by the Group.
41.3 Glencore chrome arrangement
On 18 February 2025 Sibanye-Stillwater concluded a strategic enhancement to a historical Marikana contract (Marikana Contract) and a new chrome management agreement (CMA) with the Glencore Merafe Venture (GM Venture), which will optimise value from future chrome production for all parties.
Sibanye-Stillwater currently partners with various third parties, including the GM Venture, to recover and market chrome ore produced by its
SA PGM operations. Chrome is an important by-product of PGM production, and the SA PGM operations are collectively a significant global chrome ore producer.
The historical contractual terms governing the Marikana Contract offered limited commercial value for Sibanye-Stillwater and was restrictive regarding future growth and value creation opportunities for the Marikana operation. The enhanced Marikana Contract provides for the accelerated completion of the delivery of the required chrome volumes which will expedite the close out of this legacy agreement concluded between Lonmin and the GM Venture. This, together with the new CMA will allow greater exposure to increased future chrome production volumes and chrome prices and realisation of significant value for Sibanye-Stillwater.
The majority of the chrome recovery plants (CRPs) at Sibanye-Stillwater’s SA PGM operations will be solely and exclusively operated by
Glencore once the conditions precedent to the CMA have been satisfied, enabling both parties to leverage synergies and increase chrome output. The IFRS Accounting Standards implications are in the process of being assessed.